Intangible assets, net (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 90	¥ 636	$ 66	¥ 476